UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21926

Morgan Stanley China A Share Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Auto Components (3.5%)
Huayu Automotive Systems Co., Ltd., Class A	10,558,637	$16,765

Automobiles (8.5%)
SAIC Motor Corp., Ltd.	17,172,646	40,437

Beverages (3.4%)
Tsingtao Brewery Co., Ltd., Class A	2,024,791	10,471
Tsingtao Brewery Co., Ltd. H Shares (a)	1,078,000	5,824
		16,295
Capital Markets (8.0%)
CITIC Securities Co., Ltd., Class A	10,667,443	19,631
Haitong Securities Co., Ltd., Class A	12,889,800	18,440
		38,071
Chemicals (2.5%)
Qinghai Salt Lake Industry Co., Ltd., Class A (b)	2,310,068	11,701

Commercial Banks (8.6%)
Agricultural Bank of China Ltd.	28,121,800	11,967
Bank of Communications Co., Ltd., Class A	13,470,481	10,074
China Merchants Bank Co., Ltd., Class A	9,819,532	18,554
		40,595
Construction Materials (6.0%)
Anhui Conch Cement Co. Ltd.	5,616,696	14,073
China Resources Cement Holdings Ltd. (a)	7,032,000	5,198
Xinjiang Tianshan Cement Co., Ltd., Class A	2,612,976	9,036
		28,307
Electrical Equipment (1.0%)
TBEA Co. Ltd.	4,019,869	4,921

Food & Staples Retailing (4.9%)
Zhongbai Holdings Group Co., Ltd., Class A	15,117,987	23,020

Food Products (0.5%)
Uni-President China Holdings Ltd. (a)	3,075,000	2,158

Health Care Providers & Services (3.6%)
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	6,329,530	11,196
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)(b)	3,723,900	5,965
		17,161
Household Durables (4.3%)
Gree Electric Appliances, Inc., Class A	6,358,021	20,524

Insurance (7.0%)
China Pacific Insurance Group Co., Ltd., Class A	3,747,452	11,478
Ping An Insurance Group Co., Class A	3,779,883	21,954
		33,432

	Shares	Value (000)
Internet Software & Services (1.8%)
Tencent Holdings Ltd. (a)	308,600	$8,608

Machinery (2.0%)
Zhengzhou Yutong Bus Co., Ltd., Class A	2,512,289	9,689

Media (0.4%)
Bona Film Group Ltd. ADR (b)	330,750	1,726

Metals & Mining (5.1%)
Baoshan Iron & Steel Co. Ltd.	19,927,900	15,093
Shandong Nanshan Aluminum Co., Ltd., Class A	7,973,010	8,862
		23,955
Oil, Gas & Consumable Fuels (4.7%)
China Petroleum & Chemical Corp., Class A	8,775,043	10,018
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	5,278,811	12,304
		22,322
Pharmaceuticals (2.4%)
Jiangsu Hengrui Medicine Co. Ltd.	2,775,239	11,558

Real Estate Management & Development (7.1%)
China Vanke Co., Ltd., Class A	17,299,565	22,744
Shanghai Shimao Co. Ltd. (b)	5,865,249	11,045
		33,789
Software (9.7%)
UFIDA Software Co., Ltd., Class A	15,419,457	45,979

Specialty Retail (3.1%)
Suning Appliance Co., Ltd., Class A	9,545,209	14,777

Transportation Infrastructure (1.1%)
Jiangsu Expressway Co. Ltd.	5,460,291	5,081
Total Common Stocks (Cost $485,616)		470,871
Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $14,759)	14,759,058	14,759
Total Investments (102.3%) (Cost $500,375) +		485,630
Liabilities in Excess of Other Assets (-2.3%)		(10,828)
Net Assets (100.0%)		$474,802

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $500,375,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $14,745,000 of which approximately $24,514,000 related to appreciated securities and approximately $39,259,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$16,765	$—	$—	$16,765
Automobiles	40,437	—	—	40,437
Beverages	16,295	—	—	16,295
Capital Markets	38,071	—	—	38,071
Chemicals	11,701	—	—	11,701
Commercial Banks	40,595	—	—	40,595
Construction Materials	28,307	—	—	28,307
Electrical Equipment	4,921	—	—	4,921
Food & Staples Retailing	—	23,020	—	23,020
Food Products	2,158	—	—	2,158
Health Care Providers & Services	17,161	—	—	17,161
Household Durables	20,524	—	—	20,524
Insurance	33,432	—	—	33,432
Internet Software & Services	8,608	—	—	8,608
Machinery	9,689	—	—	9,689
Media	1,726	—	—	1,726
Metals & Mining	23,955	—	—	23,955
Oil, Gas & Consumable Fuels	22,322	—	—	22,322
Pharmaceuticals	11,558	—	—	11,558
Real Estate Management & Development	33,789	—	—	33,789
Software	45,979	—	—	45,979
Specialty Retail	14,777	—	—	14,777
Transportation Infrastructure	5,081	—	—	5,081
Total Common Stocks	447,851	23,020	—	470,871
Short-Term Investment - Investment Company	14,759	—	—	14,759
Total Assets	$462,610	$23,020	$—	$485,630

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $23,020,000 transferred from Level 1 to Level 2. Securities which were valued using unadjusted quoted prices at December 31, 2011 were valued using other significant observable inputs at March 31, 2012.

Morgan Stanley China A Share Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley China A Share Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012